Commitments and Contingencies (Details) - USD ($)					1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 06, 2022	May 01, 2022	Apr. 30, 2022	Sep. 02, 2021	Oct. 31, 2021	May 31, 2021	Apr. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Sales and marketing expense								$ 1,883,000	$ 1,943,000	$ 3,909,000	$ 2,219,000	$ 7,833,000	$ 2,141,000
Stock issued during period value new issues								$ 1,644,000	$ 13,765,000	$ 1,644,000	$ 13,765,000	13,765,000
Additional compensation payable per quarter (in Dollars per share)								$ 62.5		$ 62.5
Convertible Notes Payable [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument, face amount														$ 50,000
Other [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage		3.00%						3.00%		3.00%
Other [Member] | Representative [Member] | Amended and Restated Exclusive Sales Representative Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage								3.00%		3.00%
Arbitration Claim [Member] | Khalid Mentak [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency				$ 3,000,000
Sales Representative Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement term							5 years			5 years
Agreement additional extension term							5 years
Amended and Restated Exclusive Sales Representative Agreement [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Payment of representative bonus						$ 500,000				$ 500,000
Stock issued during period shares new issues (in Shares)		312,351	312,351		44,447	53,757				312,351
Sales and marketing expense						$ 880,000
Stock issued during period value new issues					$ 333,000
Minimum representative bonus payable								$ 6,000,000		$ 6,000,000		6,000,000
Share based payment arrangement option exercise price (in Shares)								53,757		53,757
Sales and marketing expense										$ 880,000
Excess shares (in Shares)					44,447
Fair value					$ 333,000
Shares issued (in Shares)			312,351
Amended and Restated Exclusive Sales Representative Agreement [Member] | Other [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage						3.00%
Termination Agreement [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Payment to company	$ 1,000,000									1,000,000		1,000,000
Company paid	$ 85,000							$ 85,000		$ 85,000		$ 85,000
Net sales percentage	20.00%
Sales percentage	10.00%
Value of commission agreed to pay as per agreement	$ 3,600,000
Amount paid	$ 3,600,000
Fair value discount rate										15.40%		15.40%
Fair value analysis charge										$ 2,611,000		$ 2,611,000
Expense amount										$ 3,600,000		$ 3,600,000
Termination Agreement [Member] | Fair Value, Inputs, Level 3 [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Growth rates of fair value of liability										25.00%		25.00%
Dissolution rate of fair value of liability										10.00%		10.00%
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Term of agreement description										October 6, 2022, until October 05, 2023		October 6, 2022, until October 05, 2023
Additional term										1 year		1 year
Consulting Agreement [Member] | Representative [Member]
Commitments and Contingencies (Details) [Line Items]
Consulting fees								$ 700,000		$ 700,000		$ 700,000
Additional compensation payable per quarter												$ 62,500
Key Medical [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation settlement amount				$ 1,200,000